UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2015

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Global Balanced Fund

July 31, 2015

1.804837.111

GBL-QTLY-0915

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 55.4%
	Shares	Value
Australia - 1.7%
AMP Ltd.	113,840	$ 550,027
Ardent Leisure Group unit	153,820	272,092
Asciano Ltd.	57,916	344,173
Australia & New Zealand Banking Group Ltd.	22,127	528,558
BHP Billiton Ltd.	29,719	573,797
BlueScope Steel Ltd.	32,291	85,679
Cabcharge Australia Ltd.	69,640	170,017
Carsales.com Ltd.	13,726	108,858
Cimic Group Ltd.	15,081	262,358
Coca-Cola Amatil Ltd.	34,236	232,230
Commonwealth Bank of Australia	21,864	1,399,339
Computershare Ltd.	47,064	425,202
CSL Ltd.	7,334	530,504
John Fairfax Holdings Ltd.	375,837	233,510
Lend Lease Group unit	40,547	462,054
Macquarie Group Ltd.	9,983	599,455
Mount Gibson Iron Ltd.	384,467	53,395
Myer Holdings Ltd.	231,411	213,129
Pact Group Holdings Ltd.	69,516	229,674
Paladin Energy Ltd. (Australia) (a)	307,883	46,135
QBE Insurance Group Ltd.	54,214	578,565
Sims Metal Management Ltd.	54,007	373,447
Slater & Gordon Ltd.	49,784	124,452
Suncorp Group Ltd.	42,004	438,129
Sunland Group Ltd.	129,187	156,280
Sydney Airport unit	145,867	598,147
Transpacific Industries Group Ltd.	221,314	114,856
TOTAL AUSTRALIA		9,704,062
Austria - 0.2%
Andritz AG	17,200	961,118
Bailiwick of Jersey - 0.6%
Randgold Resources Ltd.	302	18,218
Common Stocks - continued
	Shares	Value
Bailiwick of Jersey - continued
Shire PLC	27,900	$ 2,480,203
Wolseley PLC	16,426	1,091,735
TOTAL BAILIWICK OF JERSEY		3,590,156
Belgium - 0.2%
KBC Groep NV	18,894	1,316,816
Bermuda - 0.2%
China Everbright Water Ltd. (a)	220,900	128,819
DVN Holdings Ltd. (a)	597,000	153,249
Vostok Emerging Finance Ltd. (depository receipt) (a)	47,500	12,939
Vostok New Ventures Ltd. SDR (a)	165,361	1,150,104
TOTAL BERMUDA		1,445,111
Canada - 0.5%
AG Growth International, Inc.	160	5,535
Agnico Eagle Mines Ltd. (Canada)	850	18,809
Agrium, Inc.	450	46,037
AGT Food & Ingredients, Inc.	200	4,672
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,650	73,640
Allied Properties (REIT)	820	22,835
ARC Resources Ltd.	2,170	32,471
AutoCanada, Inc.	310	7,957
Avigilon Corp. (a)	1,050	12,789
Bank of Nova Scotia	910	44,663
Canadian National Railway Co.	2,860	178,421
Canadian Natural Resources Ltd.	730	17,817
CCL Industries, Inc. Class B	320	44,768
CGI Group, Inc. Class A (sub. vtg.) (a)	1,360	50,808
Constellation Software, Inc.	110	48,910
Eldorado Gold Corp.	4,320	14,864
Enbridge, Inc.	2,870	125,105
Entertainment One Ltd.	1,900	9,901
Fairfax Financial Holdings Ltd. (sub. vtg.)	80	38,582
George Weston Ltd.	650	54,590
Gildan Activewear, Inc.	1,200	38,702
H&R REIT/H&R Finance Trust	1,290	22,025
Imperial Oil Ltd.	2,260	83,619
Intact Financial Corp.	920	63,451
Jean Coutu Group, Inc. Class A (sub. vtg.)	1,880	29,626
Keyera Corp.	1,256	41,276
Labrador Iron Ore Royalty Corp.	600	6,207
Lundin Mining Corp. (a)	4,540	16,385
Common Stocks - continued
	Shares	Value
Canada - continued
Magna International, Inc. Class A (sub. vtg.)	400	$ 21,733
Manulife Financial Corp.	530	9,390
Metro, Inc. Class A (sub. vtg.)	1,100	29,934
National Bank of Canada	1,470	51,411
North West Co., Inc.	1,080	22,717
Novadaq Technologies, Inc. (a)	280	3,212
Open Text Corp.	660	29,956
Painted Pony Petroleum Ltd. (a)	1,760	9,474
Paramount Resources Ltd. Class A (a)	400	6,025
Parkland Fuel Corp.	860	15,663
Pason Systems, Inc.	1,130	17,116
Peyto Exploration & Development Corp.	1,050	22,721
Potash Corp. of Saskatchewan, Inc.	610	16,595
Power Corp. of Canada (sub. vtg.)	2,670	62,777
PrairieSky Royalty Ltd.	920	18,887
Quebecor, Inc. Class B (sub. vtg.)	700	16,555
Raging River Exploration, Inc. (a)	1,760	10,645
Rogers Communications, Inc. Class B (non-vtg.)	2,830	99,234
RONA, Inc.	1,940	22,740
Royal Bank of Canada	4,340	253,063
Silver Wheaton Corp.	1,770	23,170
Spartan Energy Corp. (a)	6,160	12,199
Stantec, Inc.	750	20,857
Stella-Jones, Inc.	430	14,595
Sun Life Financial, Inc.	3,550	115,877
Suncor Energy, Inc.	5,622	158,363
Tahoe Resources, Inc.	1,240	10,088
TELUS Corp.	3,170	108,224
The Toronto-Dominion Bank	5,760	232,408
Torex Gold Resources, Inc. (a)	10,180	8,718
TransForce, Inc.	1,130	21,592
Valeant Pharmaceuticals International, Inc. (Canada) (a)	760	194,857
West Fraser Timber Co. Ltd.	580	25,522
WestJet Airlines Ltd.	1,060	18,698
Whitecap Resources, Inc.	2,320	20,223
Winpak Ltd.	390	13,243
ZCL Composites, Inc.	2,590	12,932
TOTAL CANADA		2,905,879
Cayman Islands - 0.2%
Baidu.com, Inc. sponsored ADR (a)	1,500	258,990
CK Hutchison Holdings Ltd.	25,500	378,604
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Tencent Holdings Ltd.	17,500	$ 326,036
Uni-President China Holdings Ltd.	329,000	303,439
TOTAL CAYMAN ISLANDS		1,267,069
China - 0.1%
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	69,000	396,966
Denmark - 1.0%
Carlsberg A/S Series B	14,000	1,219,747
DSV de Sammensluttede Vognmaend A/S	35,900	1,226,809
Novo Nordisk A/S Series B	14,000	826,231
Novozymes A/S Series B	22,500	1,174,529
William Demant Holding A/S (a)	20,500	1,561,293
TOTAL DENMARK		6,008,609
Finland - 1.0%
Amer Group PLC (A Shares)	34,658	1,009,054
Cargotec Corp. (B Shares)	57,200	1,985,109
Huhtamaki Oyj	28,900	1,025,818
Kesko Oyj	18,800	730,701
Valmet Corp.	69,800	824,838
TOTAL FINLAND		5,575,520
France - 2.2%
Bollore Group	209,340	1,158,735
Christian Dior SA	7,505	1,555,747
Havas SA	135,700	1,166,925
Ipsen SA	11,177	718,341
Publicis Groupe SA	14,424	1,092,089
Rexel SA	73,164	1,153,458
Sanofi SA	33,585	3,620,163
Wendel SA	8,400	1,118,568
Zodiac Aerospace	40,600	1,210,590
TOTAL FRANCE		12,794,616
Germany - 1.8%
adidas AG	13,100	1,071,405
Bayer AG	13,300	1,961,683
Brenntag AG	21,300	1,184,374
CompuGroup Medical AG	20,100	634,762
Continental AG	5,200	1,162,454
Deutsche Annington Immobilien SE	38,329	1,195,493
Fresenius SE & Co. KGaA	22,500	1,552,569
Common Stocks - continued
	Shares	Value
Germany - continued
GEA Group AG	21,021	$ 889,977
LEG Immobilien AG	15,900	1,156,171
TOTAL GERMANY		10,808,888
Hong Kong - 0.6%
AIA Group Ltd.	287,000	1,869,574
Hang Seng Bank Ltd.	400	8,199
Lenovo Group Ltd.	178,000	193,101
New World Development Co. Ltd.	298,000	360,185
Power Assets Holdings Ltd.	30,500	287,402
SJM Holdings Ltd.	340,000	394,722
Techtronic Industries Co. Ltd.	125,500	442,762
TOTAL HONG KONG		3,555,945
Ireland - 1.5%
Alkermes PLC (a)	45,400	3,178,908
Allergan PLC (a)	7,660	2,536,609
Applegreen PLC (a)	500	2,575
Cairn Homes PLC (a)	2,700	3,217
DCC PLC (United Kingdom)	13,000	1,027,253
James Hardie Industries PLC CDI	36,966	513,115
Prothena Corp. PLC (a)	3,000	197,910
Ryanair Holdings PLC sponsored ADR	8,800	652,168
United Drug PLC (United Kingdom)	105,417	825,592
TOTAL IRELAND		8,937,347
Isle of Man - 0.7%
Optimal Payments PLC (a)	518,933	2,139,434
Playtech Ltd.	117,192	1,659,012
TOTAL ISLE OF MAN		3,798,446
Israel - 0.3%
Sarine Technologies Ltd.	292,700	422,456
Teva Pharmaceutical Industries Ltd. sponsored ADR	16,800	1,159,536
TOTAL ISRAEL		1,581,992
Italy - 0.3%
Amplifon SpA	108,420	907,926
Mediolanum SpA	117,600	940,888
TOTAL ITALY		1,848,814
Japan - 5.5%
AEON Financial Service Co. Ltd.	28,900	753,193
Common Stocks - continued
	Shares	Value
Japan - continued
Asahi Group Holdings	34,100	$ 1,143,775
Asahi Kasei Corp.	97,000	737,430
Bridgestone Corp.	23,200	875,698
Casio Computer Co. Ltd.	15,900	317,269
Dai-ichi Mutual Life Insurance Co.	30,900	628,796
Daikin Industries Ltd.	14,300	925,372
Fuji Heavy Industries Ltd.	24,300	898,983
Hitachi Metals Ltd.	83,100	1,237,096
Hoya Corp.	38,400	1,626,039
Kubota Corp.	57,000	976,637
LIXIL Group Corp.	45,300	909,765
Mitsubishi Heavy Industries Ltd.	75,000	397,103
NEC Corp.	400,000	1,278,089
Nihon Kohden Corp.	34,600	768,579
Nihon Parkerizing Co. Ltd.	17,700	164,239
Nintendo Co. Ltd.	6,600	1,161,464
Nippon Ceramic Co. Ltd.	4,800	64,369
Nippon Shinyaku Co. Ltd.	27,000	901,924
NTT DOCOMO, Inc.	40,700	859,394
ORIX Corp.	108,700	1,625,216
Panasonic Corp.	96,800	1,131,045
Rakuten, Inc.	39,700	639,217
ROHM Co. Ltd.	15,100	874,797
Shimamura Co. Ltd.	5,600	578,368
SoftBank Corp.	23,100	1,276,833
Stanley Electric Co. Ltd.	44,500	951,507
Sumitomo Mitsui Financial Group, Inc.	37,000	1,668,479
Sumitomo Mitsui Trust Holdings, Inc.	202,000	938,214
T&D Holdings, Inc.	27,000	411,639
Temp Holdings Co., Ltd.	14,600	604,333
Tokyo Electron Ltd.	9,400	518,936
Toray Industries, Inc.	106,000	844,510
Tosoh Corp.	94,000	490,725
Toyota Motor Corp.	19,600	1,305,160
Tsuruha Holdings, Inc.	5,800	509,638
Yahoo! Japan Corp.	157,500	690,059
Yamaha Motor Co. Ltd.	40,300	916,330
TOTAL JAPAN		32,600,220
Korea (South) - 0.0%
AMOREPACIFIC Corp.	400	140,990
Common Stocks - continued
	Shares	Value
Luxembourg - 0.0%
Samsonite International SA	79,200	$ 258,473
Netherlands - 0.6%
ING Groep NV (Certificaten Van Aandelen)	102,900	1,750,035
NXP Semiconductors NV (a)	4,200	407,358
RELX NV	73,259	1,220,528
TOTAL NETHERLANDS		3,377,921
Singapore - 0.1%
Avago Technologies Ltd.	2,400	300,336
Jardine Cycle & Carriage Ltd.	1,500	32,310
Rex International Holdings Ltd. (a)	1,056,500	93,185
Singapore Exchange Ltd.	32,200	187,071
TOTAL SINGAPORE		612,902
Spain - 0.4%
Amadeus IT Holding SA Class A	30,800	1,343,234
Red Electrica Corporacion SA	13,000	1,038,955
TOTAL SPAIN		2,382,189
Sweden - 2.0%
Elekta AB (B Shares)	181,998	1,208,854
Getinge AB (B Shares)	103,300	2,534,977
Hemfosa Fastigheter AB	81,300	878,804
Indutrade AB	22,800	1,115,322
Kungsleden AB	123,895	829,390
Lundbergfoeretagen AB	5,100	232,572
Pandox AB (a)	73,300	1,006,874
Sandvik AB	112,000	1,132,107
SKF AB (B Shares)	43,800	857,037
Svenska Cellulosa AB (SCA) (B Shares)	49,600	1,412,091
Svenska Handelsbanken AB (A Shares)	50,400	771,183
TOTAL SWEDEN		11,979,211
Switzerland - 0.3%
ACE Ltd.	5,000	543,850
Julius Baer Group Ltd.	21,040	1,163,808
TOTAL SWITZERLAND		1,707,658
United Kingdom - 4.9%
Aberdeen Asset Management PLC	150,043	852,905
Ashmore Group PLC	1,700	7,070
Babcock International Group PLC	104,030	1,610,776
Big Yellow Group PLC	91,000	1,001,166
Common Stocks - continued
	Shares	Value
United Kingdom - continued
British American Tobacco PLC (United Kingdom)	300	$ 17,813
Bunzl PLC	42,385	1,213,934
Compass Group PLC	78,735	1,260,304
Dechra Pharmaceuticals PLC	48,300	742,586
Diploma PLC	80,400	933,514
Essentra PLC	63,528	905,278
Imperial Tobacco Group PLC	16,000	840,792
International Personal Finance PLC	225,200	1,403,217
ITV PLC	223,500	979,724
Land Securities Group PLC	277	5,615
Lloyds Banking Group PLC	1,944,900	2,532,666
London Stock Exchange Group PLC	25,245	1,029,357
Micro Focus International PLC	45,000	982,434
Prudential PLC	75,717	1,781,274
Rolls-Royce Group PLC	94,115	1,166,979
Schroders PLC	22,236	1,098,347
Senior Engineering Group PLC	209,300	951,470
Shawbrook Group Ltd.	126,000	657,205
St. James's Place Capital PLC	36,020	550,694
Standard Chartered PLC:
(Hong Kong)	24,400	371,399
(United Kingdom)	151,465	2,318,519
Unite Group PLC	103,600	1,020,876
William Hill PLC	390,449	2,468,856
TOTAL UNITED KINGDOM		28,704,770
United States of America - 28.5%
AbbVie, Inc.	100	7,001
Adobe Systems, Inc. (a)	111,200	9,117,288
Agios Pharmaceuticals, Inc. (a)	3,500	385,630
Alaska Air Group, Inc.	58,200	4,408,650
Allegiant Travel Co.	2,000	425,460
Alnylam Pharmaceuticals, Inc. (a)	1,726	219,944
AMAG Pharmaceuticals, Inc. (a)	2,000	127,800
Amazon.com, Inc. (a)	9,100	4,878,965
American Tower Corp.	2,000	190,220
Ameriprise Financial, Inc.	1,800	226,206
Amgen, Inc.	8,000	1,412,720
Amicus Therapeutics, Inc. (a)	7,000	120,330
Amphastar Pharmaceuticals, Inc. (a)	22,000	357,720
Amphenol Corp. Class A	17,700	998,457
Anacor Pharmaceuticals, Inc. (a)	1,400	208,866
Common Stocks - continued
	Shares	Value
United States of America - continued
Apple, Inc.	10,300	$ 1,249,390
AutoZone, Inc. (a)	3,900	2,733,666
Avalanche Biotechnologies, Inc. (a)	1,500	22,080
Bank of America Corp.	28,000	500,640
Biogen, Inc. (a)	2,155	686,971
BioMarin Pharmaceutical, Inc. (a)	7,000	1,023,890
Black Stone Minerals LP	770	10,880
BlackRock, Inc. Class A	1,300	437,216
bluebird bio, Inc. (a)	5,100	845,733
Boston Scientific Corp. (a)	21,000	364,140
Bristol-Myers Squibb Co.	28,900	1,896,996
Cabot Oil & Gas Corp.	14,000	366,240
Celgene Corp. (a)	23,100	3,031,875
Celldex Therapeutics, Inc. (a)	2,300	54,165
Charles Schwab Corp.	24,000	837,120
Chiasma, Inc.	5,300	124,921
Chimerix, Inc. (a)	4,100	220,334
Cidara Therapeutics, Inc. (e)	5,564	77,785
Citigroup, Inc.	61,000	3,566,060
Cognizant Technology Solutions Corp. Class A (a)	21,000	1,325,100
Constellation Brands, Inc. Class A (sub. vtg.)	13,000	1,560,260
CVS Health Corp.	67,500	7,591,725
Deere & Co.	5,500	520,135
DepoMed, Inc. (a)	9,000	283,500
Diplomat Pharmacy, Inc.	2,000	92,360
Dyax Corp. (a)	4,000	98,440
Dynegy, Inc. (a)	72,900	1,899,045
E*TRADE Financial Corp. (a)	21,000	596,820
Edgewell Personal Care Co. (a)	50	4,786
Electronic Arts, Inc. (a)	17,000	1,216,350
Eli Lilly & Co.	6,000	507,060
Endurance International Group Holdings, Inc. (a)	5,000	101,050
EQT Corp.	10,000	768,500
Estee Lauder Companies, Inc. Class A	28,600	2,548,546
Express Scripts Holding Co. (a)	5,300	477,371
Facebook, Inc. Class A (a)	63,800	5,997,838
Freeport-McMoRan, Inc.	590	6,933
Gilead Sciences, Inc.	57,000	6,718,020
Goldman Sachs Group, Inc.	2,300	471,661
Google, Inc. Class A (a)	9,200	6,049,000
Hanesbrands, Inc.	9,000	279,270
HD Supply Holdings, Inc. (a)	20,000	716,000
Common Stocks - continued
	Shares	Value
United States of America - continued
Home Depot, Inc.	13,700	$ 1,603,311
inContact, Inc. (a)	95,000	881,600
Intercept Pharmaceuticals, Inc. (a)	10,900	2,875,529
Intrexon Corp. (a)(e)	4,500	293,625
Intuit, Inc.	33,200	3,511,564
Isis Pharmaceuticals, Inc. (a)	7,500	411,975
JPMorgan Chase & Co.	52,500	3,597,825
lululemon athletica, Inc. (a)	12,000	754,320
Marathon Petroleum Corp.	75,000	4,100,250
MasterCard, Inc. Class A	48,800	4,753,120
McGraw Hill Financial, Inc.	98,000	9,971,500
Mead Johnson Nutrition Co. Class A	160	14,142
Medivation, Inc. (a)	7,000	737,310
Monsanto Co.	100	10,189
Moody's Corp.	24,000	2,650,320
Netflix, Inc. (a)	4,600	525,826
Neurocrine Biosciences, Inc. (a)	15,000	751,800
NIKE, Inc. Class B	12,600	1,451,772
Novavax, Inc. (a)	77,000	928,620
O'Reilly Automotive, Inc. (a)	5,300	1,273,643
Palo Alto Networks, Inc. (a)	1,000	185,830
Papa John's International, Inc.	5,000	377,800
PayPal Holdings, Inc. (a)	53,000	2,051,100
Pinnacle Foods, Inc.	19,000	854,050
Post Holdings, Inc. (a)	20,000	1,074,800
Prestige Brands Holdings, Inc. (a)	80,500	3,833,410
ProNai Therapeutics, Inc.	1,400	38,360
Rapid7, Inc.	7,900	181,542
Red Hat, Inc. (a)	4,300	340,044
Reynolds American, Inc.	3,000	257,370
Royal Gold, Inc.	260	13,109
Sage Therapeutics, Inc.	1,300	88,868
Salesforce.com, Inc. (a)	4,300	315,190
ServiceMaster Global Holdings, Inc. (a)	10,000	387,300
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,400	210,630
Snap-On, Inc.	3,500	576,800
Spirit Airlines, Inc. (a)	31,300	1,872,366
SVB Financial Group (a)	26,000	3,720,600
TESARO, Inc. (a)	2,000	116,000
Tetraphase Pharmaceuticals, Inc. (a)	3,000	142,650
The Blackstone Group LP	10,000	392,500
The Cooper Companies, Inc.	9,500	1,681,500
Common Stocks - continued
	Shares	Value
United States of America - continued
The Hain Celestial Group, Inc. (a)	14,000	$ 951,720
The Walt Disney Co.	25,400	3,048,000
Total System Services, Inc.	9,000	415,980
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	7,500	1,245,225
Ultragenyx Pharmaceutical, Inc. (a)	4,900	592,557
UnitedHealth Group, Inc.	27,900	3,387,060
Visa, Inc. Class A	52,000	3,917,680
WageWorks, Inc. (a)	7,600	379,620
Wells Fargo & Co.	54,000	3,124,980
WestRock Co.	6,000	378,360
Whirlpool Corp.	6,100	1,084,153
Workday, Inc. Class A (a)	1,000	84,330
Zebra Technologies Corp. Class A (a)	77,000	8,287,510
Zendesk, Inc. (a)	5,000	103,150
TOTAL UNITED STATES OF AMERICA		167,775,514
TOTAL COMMON STOCKS (Cost $278,441,799)		326,037,202
Preferred Stocks - 0.8%

Convertible Preferred Stocks - 0.6%
United States of America - 0.6%
Allergan PLC 5.50%	1,700	1,890,621
American Tower Corp. 5.50%	12,900	1,308,963
Dynegy, Inc. 5.375%	2,500	235,025
TOTAL UNITED STATES OF AMERICA		3,434,609
Nonconvertible Preferred Stocks - 0.2%
Germany - 0.2%
Volkswagen AG	6,100	1,221,957
TOTAL PREFERRED STOCKS (Cost $4,246,092)		4,656,566
Investment Companies - 4.7%
	Shares	Value
United States of America - 3.5%
Guggenheim S&P 500 Equal Weight ETF	109,000	$ 8,782,130
iShares MSCI Japan ETF (e)	540,000	6,982,200
iShares MSCI Switzerland Index ETF	339,000	11,559,899
TOTAL INVESTMENT COMPANIES (Cost $27,947,846)		27,324,229
Nonconvertible Bonds - 7.7%
		Principal Amount (d)
Australia - 0.1%
Aurizon Network Pty Ltd. 2% 9/18/24 (Reg. S)	EUR	450,000	485,119
Rio Tinto Finance (U.S.A.) Ltd. 9% 5/1/19		250,000	308,583
TOTAL AUSTRALIA			793,702
Bailiwick of Jersey - 0.3%
AA Bond Co. Ltd.:
3.781% 7/31/43 (Reg S.)	GBP	500,000	803,734
4.7201% 7/31/18 (Reg. S)	GBP	600,000	991,416
TOTAL BAILIWICK OF JERSEY			1,795,150
British Virgin Islands - 0.1%
CNOOC Finance 2011 Ltd. 4.25% 1/26/21		400,000	418,853
Canada - 0.0%
The Toronto Dominion Bank 2.375% 10/19/16		250,000	254,407
Cayman Islands - 0.1%
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	177,771	283,173
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	217,046
TOTAL CAYMAN ISLANDS			500,219
France - 0.5%
Arkema SA 3.85% 4/30/20	EUR	300,000	373,964
Banque Federative du Credit Mutuel SA 2.5% 10/29/18 (f)		350,000	356,048
Bureau Veritas SA 3.125% 1/21/21 (Reg. S)	EUR	500,000	591,450
EDF SA 4.625% 9/11/24	EUR	150,000	208,342
HSBC SFH France SA 2% 10/16/23	EUR	800,000	967,353
Iliad SA 4.875% 6/1/16	EUR	500,000	566,958
TOTAL FRANCE			3,064,115
Germany - 0.4%
Deutsche Bank AG 1.25% 9/8/21	EUR	1,400,000	1,536,080
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Germany - continued
ProSiebenSat.1 Media AG 2.625% 4/15/21 (Reg S.)	EUR	550,000	$ 631,153
Vier Gas Transport GmbH 2.875% 6/12/25 (Reg. S)	EUR	200,000	244,593
TOTAL GERMANY			2,411,826
Hong Kong - 0.1%
Wharf Finance Ltd. 4.625% 2/8/17		400,000	416,452
Ireland - 0.3%
Aquarius & Investments PLC 4.25% 10/2/43 (h)	EUR	150,000	184,167
Medtronic, Inc.:
3.5% 3/15/25 (f)		700,000	699,619
4.375% 3/15/35 (f)		450,000	451,627
4.625% 3/15/45 (f)		450,000	456,787
TOTAL IRELAND			1,792,200
Italy - 0.1%
Banco Popolare Societa Cooperativa 3.5% 3/14/19	EUR	600,000	682,115
Korea (South) - 0.2%
Export-Import Bank of Korea 5% 4/11/22		200,000	225,041
Korea Resources Corp. 2.125% 5/2/18 (Reg. S)		200,000	200,445
National Agricultural Cooperative Federation 4.25% 1/28/16 (Reg. S)		450,000	456,350
Nonghyup Bank 2.625% 11/1/18 (Reg. S)		200,000	203,030
TOTAL KOREA (SOUTH)			1,084,866
Luxembourg - 0.0%
Actavis Funding SCS 3% 3/12/20		250,000	249,435
Netherlands - 0.7%
Achmea BV 2.5% 11/19/20	EUR	500,000	582,380
Coca Cola HBC Finance BV 2.375% 6/18/20	EUR	400,000	458,775
Deutsche Annington Finance BV:
3.2% 10/2/17 (f)		350,000	357,424
5% 10/2/23 (f)		450,000	482,860
Heineken NV 1.4% 10/1/17 (f)		550,000	548,645
LYB International Finance BV 4.875% 3/15/44		500,000	485,392
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	500,000	659,774
Volkswagen International Finance NV 2.375% 3/22/17 (f)		400,000	406,752
Wuerth Finance International BV 1.75% 5/21/20	EUR	150,000	173,109
TOTAL NETHERLANDS			4,155,111
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Norway - 0.1%
DNB Boligkreditt A/S 1.45% 3/21/19 (f)		$ 400,000	$ 400,224
Singapore - 0.1%
CMT MTN Pte. Ltd. 3.731% 3/21/18 (Reg. S)		400,000	417,594
PSA International Pte Ltd. 4.625% 9/11/19 (Reg. S)		250,000	272,424
TOTAL SINGAPORE			690,018
Spain - 0.1%
BBVA U.S. Senior SA 4.664% 10/9/15		500,000	503,180
Sweden - 0.1%
Svenska Handelsbanken AB 2.656% 1/15/24 (h)	EUR	441,000	504,720
Switzerland - 0.1%
Credit Suisse Group 5.75% 9/18/25 (Reg. S) (h)	EUR	300,000	373,094
United Arab Emirates - 0.1%
Abu Dhabi National Energy Co. 3.625% 1/12/23 (Reg. S)		300,000	300,000
United Kingdom - 1.0%
Barclays Bank PLC:
4.25% 1/12/22	GBP	350,000	612,948
6.75% 1/16/23 (h)	GBP	300,000	508,673
BAT International Finance PLC 3.25% 6/7/22 (f)		200,000	200,197
Channel Link Enterprises Finance PLC 3.299% 6/30/50 (h)	EUR	950,000	1,043,338
Direct Line Insurance Group PLC 9.25% 4/27/42 (h)	GBP	100,000	196,298
Eversholt Funding PLC 6.697% 2/22/35	GBP	100,000	204,957
Experian Finance PLC 2.375% 6/15/17 (f)		425,000	427,989
First Hydro Finance PLC 9% 7/31/21	GBP	320,000	659,561
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	350,000	631,734
Intu Properties PLC 3.875% 3/17/23	GBP	300,000	483,356
Mondi Finance PLC 3.375% 9/28/20	EUR	350,000	422,327
SKY PLC 2.5% 9/15/26 (Reg. S)	EUR	100,000	114,591
Tesco PLC 5.875% 9/12/16	EUR	100,000	115,941
Unite (USAF) II PLC 3.374% 6/30/28	GBP	150,000	238,787
Wales & West Utilities Finance PLC 6.75% 12/17/36 (h)	GBP	150,000	264,819
TOTAL UNITED KINGDOM			6,125,516
United States of America - 3.2%
Altria Group, Inc.:
2.85% 8/9/22		500,000	484,591
9.25% 8/6/19		134,000	167,433
American Express Co. 1.55% 5/22/18		550,000	546,829
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United States of America - continued
American International Group, Inc. 5% 4/26/23	GBP	200,000	$ 355,322
AutoZone, Inc. 3.125% 7/15/23		400,000	391,441
Bank of America Corp. 4.2% 8/26/24		950,000	955,045
Burlington Northern Santa Fe LLC:
3.4% 9/1/24		550,000	544,628
4.15% 4/1/45		150,000	141,706
Chevron Corp.:
2.427% 6/24/20		200,000	202,603
3.191% 6/24/23		300,000	302,885
Citigroup, Inc.:
2.375% 5/22/24 (Reg. S)	EUR	1,100,000	1,262,790
4.5% 1/14/22		150,000	162,025
CME Group, Inc. 3% 3/15/25		300,000	293,669
Comcast Corp. 3.6% 3/1/24		350,000	358,710
General Electric Capital Corp. 4.65% 10/17/21		250,000	276,360
General Electric Co.:
4.5% 3/11/44		650,000	678,911
5.25% 12/6/17		550,000	597,808
Glencore Funding LLC 3.125% 4/29/19 (f)		250,000	249,826
H.J. Heinz Co. 5.2% 7/15/45 (f)		250,000	263,198
Illinois Tool Works, Inc. 3% 5/19/34	EUR	300,000	355,631
Jefferies Group, Inc. 2.375% 5/20/20 (Reg. S)	EUR	1,150,000	1,241,959
Marsh & McLennan Companies, Inc. 2.35% 9/10/19		900,000	905,778
Metropolitan Life Global Funding I 3% 1/10/23 (f)		350,000	344,808
Morgan Stanley 4.35% 9/8/26		950,000	949,592
NBCUniversal, Inc. 4.375% 4/1/21		500,000	541,687
Philip Morris International, Inc. 2.875% 5/30/24	EUR	150,000	183,325
Plains All American Pipeline LP/PAA Finance Corp. 8.75% 5/1/19		100,000	121,742
Prologis LP:
3% 1/18/22	EUR	300,000	352,390
3% 6/2/26	EUR	250,000	289,319
3.375% 2/20/24	EUR	450,000	539,487
Qwest Corp. 6.75% 12/1/21		650,000	707,226
Reynolds American, Inc.:
1.05% 10/30/15		200,000	200,129
3.25% 11/1/22		200,000	194,529
Roche Holdings, Inc. 6% 3/1/19 (f)		69,000	78,707
SABMiller Holdings, Inc.:
2.2% 8/1/18 (f)		450,000	452,819
2.45% 1/15/17 (f)		400,000	406,704
3.75% 1/15/22 (f)		200,000	206,978
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United States of America - continued
Wal-Mart Stores, Inc. 5.625% 4/15/41		$ 500,000	$ 613,922
Walt Disney Co.:
0.45% 12/1/15		350,000	349,959
2.35% 12/1/22		150,000	145,310
WEA Finance LLC/Westfield UK & Europe Finance PLC 2.7% 9/17/19 (f)		600,000	600,025
Wells Fargo & Co. 3.676% 6/15/16		450,000	461,124
William Wrigley Jr. Co. 2.9% 10/21/19 (f)		150,000	153,101
TOTAL UNITED STATES OF AMERICA			18,632,031
TOTAL NONCONVERTIBLE BONDS (Cost $46,611,433)			45,147,234
Government Obligations - 23.7%

Bahrain - 0.1%
Bahrain Kingdom 6% 9/19/44 (Reg. S)		400,000	363,500
Canada - 0.8%
Canadian Government 1.5% 6/1/23	CAD	6,000,000	4,684,023
Denmark - 0.4%
Danish Kingdom Indexed Link CPI, 0.1% 11/15/23	DKK	15,000,000	2,402,890
France - 1.5%
French Government 0.5% 5/25/25	EUR	8,650,000	9,107,100
Germany - 2.6%
German Federal Republic:
Inflation-Indexed Bond 0.1% 4/15/23	EUR	1,039,880	1,212,114
0% 12/11/15	EUR	3,000,000	3,297,880
2% 1/4/22	EUR	5,250,000	6,437,587
2.5% 7/4/44	EUR	2,650,000	3,759,956
4.75% 7/4/34	EUR	250,000	444,141
TOTAL GERMANY			15,151,678
Italy - 2.7%
Buoni del Tesoro Poliennali:
4.5% 3/1/24	EUR	5,450,000	7,326,254
5.5% 11/1/22	EUR	5,250,000	7,371,015
Italian Republic Inflation-Indexed Bond 2.6% 9/15/23	EUR	934,240	1,165,706
TOTAL ITALY			15,862,975
Government Obligations - continued
		Principal Amount (d)	Value
Japan - 8.5%
Japan Government:
Inflation-Indexed Bond, 0.1% 9/10/24	JPY	460,000,000	$ 3,966,797
0.1% 2/15/16	JPY	1,380,000,000	11,140,659
0.1% 6/15/16	JPY	834,000,000	6,734,987
0.5% 3/20/16	JPY	150,000,000	1,214,064
1.3% 3/20/20	JPY	100,000,000	852,011
1.3% 6/20/20	JPY	331,000,000	2,826,326
1.3% 3/20/21	JPY	802,750,000	6,905,846
1.7% 9/20/32	JPY	1,014,450,000	9,140,404
2% 9/20/40	JPY	781,000,000	7,192,119
TOTAL JAPAN			49,973,213
Netherlands - 0.8%
Dutch Government 2.75% 1/15/47	EUR	3,150,000	4,590,930
Spain - 1.7%
Spanish Kingdom:
Inflation-Indexed Bond, 1.8% 11/30/24 (f)	EUR	603,384	720,958
3.8% 4/30/24 (Reg.S)	EUR	6,000,000	7,665,895
5.5% 4/30/21	EUR	1,400,000	1,911,421
TOTAL SPAIN			10,298,274
United Kingdom - 1.2%
United Kingdom, Great Britain and Northern Ireland:
3.25% 1/22/44	GBP	1,150,000	2,044,672
4% 3/7/22	GBP	1,250,000	2,248,415
5% 3/7/25	GBP	1,375,000	2,732,743
6% 12/7/28	GBP	50,000	113,474
TOTAL UNITED KINGDOM			7,139,304
United States of America - 3.4%
U.S. Treasury Bonds:
2.75% 8/15/42		200,000	193,875
2.75% 11/15/42		300,000	290,438
3% 11/15/44		200,000	203,219
3.625% 2/15/44		500,000	571,055
U.S. Treasury Notes:
1.625% 11/15/22		7,150,000	6,980,745
1.75% 5/15/23		2,500,000	2,446,875
Government Obligations - continued
		Principal Amount (d)	Value
United States of America - continued
U.S. Treasury Notes: - continued
2.25% 11/15/24		$ 7,600,000	$ 7,648,686
2.75% 11/15/23		1,500,000	1,577,696
TOTAL UNITED STATES OF AMERICA			19,912,589
TOTAL GOVERNMENT OBLIGATIONS (Cost $152,481,256)			139,486,476
Asset-Backed Securities - 0.0%

Bavarian Sky SA 0.177% 6/20/20 (h) (Cost $102,361)	EUR	79,101	86,875
Collateralized Mortgage Obligations - 0.0%

Private Sponsor - 0.0%
Granite Master Issuer PLC Series 2005-1 Class A5, 0.109% 12/20/54 (h) (Cost $83,667)	EUR	67,241	73,493
Commercial Mortgage Securities - 0.0%

United Kingdom - 0.0%
Eddystone Finance PLC Series 2006-1 Class A2, 1.1091% 4/19/21 (h) (Cost $160,604)	GBP	104,631	157,787
Supranational Obligations - 0.2%

European Investment Bank 1.75% 3/15/17 (Cost $998,523)		1,000,000	1,016,293
Fixed-Income Funds - 1.1%
Shares
iShares Lehman 7-10 Year Treasury Bond ETF (Cost $6,682,272)	63,000	6,705,720
Preferred Securities - 0.5%
		Principal Amount (d)	Value
Cayman Islands - 0.1%
SMFG Preferred Capital GBP 2 Ltd. 10.231% (Reg. S) (g)(h)	GBP	200,000	$ 495,104
France - 0.1%
Credit Agricole SA 8.125% 9/19/33 (Reg. S) (h)		350,000	400,791
Japan - 0.0%
Fukoku Mutual Life Insurance Co. 6.5% (Reg. S) (g)(h)		275,000	315,492
Switzerland - 0.2%
UBS AG 4.75% 2/12/26 (Reg. S) (h)	EUR	800,000	971,890
United Kingdom - 0.1%
Lloyds Banking Group PLC 7% (Reg. S) (g)(h)	GBP	500,000	816,435
TOTAL PREFERRED SECURITIES (Cost $3,117,875)			2,999,712
Money Market Funds - 6.1%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	35,159,339	35,159,339
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	487,850	487,850
TOTAL MONEY MARKET FUNDS (Cost $35,647,189)		35,647,189
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $556,520,917)		589,338,776
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(1,251,465)
NET ASSETS - 100%		$ 588,087,311
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Currency Abbreviations
CAD	-	Canadian dollar
DKK	-	Danish krone
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,265,296 or 1.4% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 42,995
Fidelity Emerging Markets Debt Central Fund	57,478
Fidelity High Income Central Fund 1	49,034
Fidelity Securities Lending Cash Central Fund	33,367
Total	$ 182,874
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$ 4,668,216	$ 45,023	$ 4,421,144	$ -	0.0%
Fidelity High Income Central Fund 1	8,142,502	47,734	8,032,795	-	0.0%
Total	$ 12,810,718	$ 92,757	$ 12,453,939	$ -
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 44,778,205	$ 42,342,000	$ 2,436,205	$ -
Consumer Staples	21,623,794	21,605,981	17,813	-
Energy	5,989,726	5,989,726	-	-
Financials	73,759,983	65,089,315	8,670,668	-
Health Care	67,808,795	60,882,198	6,926,597	-
Industrials	37,748,507	37,748,507	-	-
Information Technology	63,075,685	62,230,713	844,972	-
Materials	9,094,542	8,502,527	592,015	-
Telecommunication Services	3,225,285	1,089,058	2,136,227	-
Utilities	3,589,246	3,589,246	-	-
Investment Companies	27,324,229	27,324,229	-	-
Corporate Bonds	45,147,234	-	45,147,234	-
Government Obligations	139,486,476	-	139,486,476	-
Asset-Backed Securities	86,875	-	86,875	-
Collateralized Mortgage Obligations	73,493	-	73,493	-
Commercial Mortgage Securities	157,787	-	157,787	-
Supranational Obligations	1,016,293	-	1,016,293	-
Fixed-Income Funds	6,705,720	6,705,720	-	-
Preferred Securities	2,999,712	-	2,999,712	-
Money Market Funds	35,647,189	35,647,189	-	-
Total Investments in Securities:	$ 589,338,776	$ 378,746,409	$ 210,592,367	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 18,878,327
Income Tax Information

At July 31, 2015, the cost of investment securities for income tax purposes was $557,480,890. Net unrealized appreciation aggregated $31,857,886, of which $56,491,761 related to appreciated investment securities and $24,633,875 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 29, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 29, 2015